Common Stock, Stock Option Plans and Stock Compensation Agreements	12 Months Ended
Jan. 01, 2012
Common Stock, Stock Option Plans and Stock Compensation Agreements [Abstract]
Common Stock, Stock Option Plans and Stock Compensation Agreements

17.     Common Stock, Stock Option Plans and Stock Compensation Agreements

At January 1, 2012, the Company had 4 stock-based compensation plans. The shares outstanding are for contracts under the Company’s 2000 Stock Option Plan, the 2005 Long-Term Incentive Plan, the 1997 Non-Employee Director’s Plan and Scios, Inc. Stock Option Plans. During 2011, no options or restricted shares were granted under any of these plans except under the 2005 Long-Term Incentive Plan.

The compensation cost that has been charged against income for these plans was $621 million, $614 million and $628 million for 2011, 2010 and 2009, respectively. The total income tax benefit recognized in the income statement for share-based compensation costs was $207 million, $205 million and $210 million for 2011, 2010 and 2009, respectively. The total unrecognized compensation cost was $562 million, $613 million and $612 million for 2011, 2010 and 2009, respectively. The weighted average period for this cost to be recognized was 0.97 years, 1.05 years and 1.16 years for 2011, 2010, and 2009, respectively. Share-based compensation costs capitalized as part of inventory were insignificant in all periods.

Stock Options

Stock options expire 10 years from the date of grant and vest over service periods that range from six months to four years. All options are granted at the average of the high and low prices of the Company’s Common Stock on the New York Stock Exchange on the date of grant. Under the 2005 Long-Term Incentive Plan, the Company may issue up to 260 million shares of common stock. Shares available for future grants under the 2005 Long-Term Incentive Plan were 104.9 million at the end of 2011.

The Company settles employee stock option exercises with treasury shares. Treasury shares are replenished throughout the year for the number of shares used to settle employee stock option exercises.

The fair value of each option award was estimated on the date of grant using the Black-Scholes option valuation model that uses the assumptions noted in the following table. Expected volatility represents a blended rate of 4-year daily historical average volatility rate, and a 5-week average implied volatility rate based on at-the-money traded Johnson & Johnson options with a life of 2 years. Historical data is used to determine the expected life of the option. The risk-free rate was based on the U.S. Treasury yield curve in effect at the time of grant.

The average fair value of options granted was $7.47, $8.03 and $8.35, in 2011, 2010, and 2009, respectively. The fair value was estimated based on the weighted average assumptions of:

	2011	2010	2009
Risk-free rate	2.41%	2.78%	2.71%
Expected volatility	18.2%	17.4%	19.5%
Expected life	6.0 yrs	6.0 yrs	6.0 yrs
Dividend yield	3.60%	3.30%	3.30%

A summary of option activity under the Plan as of January 1, 2012, January 2, 2011 and January 3, 2010 and changes during the years ending on those dates is presented below:

(Shares in Thousands)	Outstanding Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (Dollars in Millions)
Shares at December 28, 2008	215,499	$58.14	$597

Options granted	21,576	58.32
Options exercised	(18,225)	50.97
Options canceled/forfeited	(6,131)	61.85

Shares at January 3, 2010	212,719	58.66	1,310

Options granted	13,996	62.62
Options exercised	(25,020)	51.84
Options canceled/forfeited	(8,005)	62.36

Shares at January 2, 2011	193,690	59.68	648

Options granted	9,530	62.21
Options exercised	(20,160)	56.65
Options canceled/forfeited	(3,601)	62.38

Shares at January 1, 2012	179,459	$60.10	$1,004

The total intrinsic value of options exercised was $167 million, $278 million and $184 million in 2011, 2010 and 2009, respectively.

The following table summarizes stock options outstanding and exercisable at January 1, 2012:

(Shares in Thousands)	Outstanding			Exercisable
Exercise Price Range	Options	Average Life(1)	Average Exercise Price	Options	Average Exercise Price
$27.57-$49.86	93	1.4	$46.53	93	$46.53
$50.52-$52.80	17,586	1.1	52.20	17,567	52.20
$53.00-$57.30	35,004	1.3	55.19	35,004	55.19
$57.44-$58.34	36,660	5.5	58.33	18,389	58.34
$58.42-$65.10	39,951	7.3	62.14	16,943	61.77
$65.62-$68.37	50,165	3.8	65.97	50,130	65.97

	179,459	4.2	$60.10	138,126	$59.94

(1)	Average contractual life remaining in years.

Stock options exercisable at January 2, 2011 and January 3, 2010 were 141,275 at an average price of $59.25 and an average life of 4.7 years and 148,349 at an average price of $57.26 and an average life of 5.0 years, respectively.

Restricted Share Units

The Company grants restricted share units with a vesting period of three years. The Company settles employee stock issuances with treasury shares. Treasury shares are replenished throughout the year for the number of shares used for employee stock issuances.

A summary of share activity under the Plan as of January 1, 2012:

(Shares in Thousands)	Outstanding Shares
Shares at December 28, 2008	22,258
Granted	11,172
Issued	(5,714)
Canceled/forfeited	(1,392)

Shares at January 3, 2010	26,324
Granted	12,003
Issued	(6,297)
Canceled/forfeited	(2,296)

Shares at January 2, 2011	29,734
Granted	11,478
Issued	(8,300)
Canceled/forfeited	(1,886)

Shares at January 1, 2012	31,026

The average fair value of the restricted share units granted was $55.90, $56.69 and $52.79 in 2011, 2010 and 2009, respectively, using the fair market value at the date of grant. The fair value of restricted share units was discounted for dividends, which are not paid on the restricted share units during the vesting period. The fair value of restricted share units settled was $458.9 million, $375.0 million and $308.4 million in 2011, 2010 and 2009, respectively.